CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain (losses) on energy marketing and risk management assets/liabilities, tax	$ (5,574)	$ (10,601)	$ (8,670)
Realized (gains) losses in net income, tax	(1,905)	10,327	53,714
Unrealized holding gains (losses) on available-for-sale securities, tax	112	(30)	242
Change in pension and postretirement benefit plan liability, tax	(52,436)	6,977	16,298
Other, tax	$ 0	$ 0	$ 50